Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2024
Bonus Programs [Abstract]
Summary of Number of Shares Held by the Trust
As of December 31, 2024 and December 31, 2023, the changes in the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2024	2023	2024	2023
Beginning balance	7,283,198	5,723,019	1,904,240	1,860,379
Shares acquired by the administrative trust to employees	2,768,091	4,844,120	904,246	1,139,180
Shares released from administrative trust to employees upon vesting	(3,843,052)	(3,283,941)	(933,835)	(1,095,319)
Ending balance	6,208,237	7,283,198	1,874,651	1,904,240